Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business
1. Organization and description of business
ProFrac Holding Corp. (“ProFrac Corp.”) and its consolidated subsidiaries, including ProFrac Holdings, LLC (“ProFrac LLC”), is a vertically integrated and innovation-driven energy services company providing hydraulic fracturing, completion services and other complementary products and services to leading upstream oil and gas companies engaged in the exploration and production (“E&P”) of North American unconventional oil and natural gas resources. The Company operates in three business segments: stimulation services, manufacturing, and proppant production.
Company Formation
ProFrac Corp. was incorporated as a Delaware corporation on August 17, 2021, to become a holding corporation for ProFrac LLC and its subsidiaries upon completion of a corporate reorganization in conjunction with a planned initial public offering (“IPO”). On May 12, 2022, ProFrac Corp. completed its IPO and corporate reorganization and became the managing member of ProFrac LLC.
The unaudited consolidated financial statements presented herein are those of ProFrac Corp. subsequent to the corporate reorganization on May 12, 2022, and ProFrac LLC before that date. In these notes to the consolidated financial statements, ProFrac Corp. and ProFrac LLC together are also referred to as “we,” “us,” “our,” or the “Company” and ProFrac LLC is also referred to as “ProFrac Predecessor.” For all periods presented, the unaudited consolidated financial statements presented herein include the controlled subsidiaries of ProFrac LLC, which include Best Pump & Flow LP (“Best Flow”) and Alpine Silica, LLC (“Alpine”).
Prior to December 21, 2021, Dan Wilks and Farris Wilks (or entities they control) (collectively, the “Wilks”) held a controlling interest in each of ProFrac LLC, Best Flow and Alpine. Historical periods for ProFrac Predecessor had been presented on a consolidated and combined basis given the common control ownership by the Wilks. On December 21, 2021, all of the then-outstanding membership interests in Best Flow and Alpine were contributed to ProFrac LLC in exchange for membership interests in ProFrac LLC. Accordingly, the results for the three and six months ended June 30, 2021 have been retrospectively adjusted to present the operations of ProFrac LLC, Best Flow and Alpine on a combined basis. The acquisitions of Best Flow and Alpine have been accounted for in a manner consistent with the pooling of interest method of accounting, as the transaction was a combination of entities under common control. Under this method of accounting, the statements of operations, comprehensive income, equity and cash flows have been adjusted to include all activities of the commonly controlled groups for all periods in which common control existed.
Initial Public Offering
On May 12, 2022, ProFrac Corp. completed its IPO of 16,000,000 shares of its Class A common stock, par value $0.01 per share (the “Class A Common Stock”) at a public offering price of $18.00 per share. On June 6, 2022, an over-allotment option was exercised resulting in an additional 2,228,153 shares of Class A Common Stock being priced at $18.00 per share. The IPO and exercise of the over-allotment option generated combined net proceeds of $301.7 million, after deducting underwriter discounts and commissions and estimated offering costs. The Company used $72.9 million of the net proceeds to redeem the membership ownership interests from the then-existing owners of THRC FTSI Related Equity (as described in Note 14 – Acquisitions and investments) and contributed the remaining proceeds to ProFrac Holdings, LLC. The Company used the remaining proceeds (i) to pay down $143.8 million of the outstanding borrowings under the New Term Loan Credit Facility (as defined herein) (ii) to fully pay the $22.0 million of the outstanding borrowings of the Backstop Note (as defined herein) (iii) pay down $22.0 million of the outstanding borrowings of the Closing Date Note (as defined herein) (iv) to pay down $20.8 million of the outstanding borrowings of the Equify Bridge Note (as defined herein) and (v) with the remaining proceeds to be used for general corporate uses and additional repayment of debt.
Redeemable Noncontrolling Interests
ProFrac Corp’s only material asset is an equity interest consisting of units representing limited liability company interests in ProFrac LLC (“PFH Units”). As the sole managing member of ProFrac LLC, ProFrac Corp. operates and controls all of the business and affairs of ProFrac LLC and conducts its business through ProFrac LLC and its subsidiaries. As a result, ProFrac Corp. consolidates the financial results of ProFrac LLC and its subsidiaries and reports a noncontrolling interest related to the portion of PFH Units not owned by ProFrac Corp., which reduces net income attributable to holders of ProFrac Corp.’s Class A common stock. The holders of PFH Units not owned by ProFrac Corp. also hold shares of ProFrac Corp.’s Class B common stock, par value $0.01 per share (the “Class B Common Stock”) such that a single share of Class B Common Stock is issued for each PFH Unit not owned by ProFrac Corp.
The holders of PFH Units not owned by ProFrac Corp. may redeem all or a portion of their PFH Units, together with a corresponding number of shares of Class B Common Stock, for either shares of Class A Common Stock or an approximately equivalent amount of cash, at the election of the Company. In connection with the exercise of such redemption, a corresponding number of shares of Class B Common Stock will be cancelled. The redemption election is not considered to be within the control of the Company because the holders of Class B Common Stock and their affiliates control the Company through direct representation on ProFrac Corp.’s Board of Directors. As a result, we present the noncontrolling interests in ProFrac LLC as redeemable noncontrolling interests outside of permanent equity.
From January 1, 2022 through June 30, 2022, we recorded adjustments to the value of our redeemable noncontrolling interests as shown below:

Redeemable Noncontrolling Interests
(in thousands)	2022
Balance as of January 1, 2022	$—
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest	382,050
Adjustment of redeemable noncontrolling interest to redemption amount at IPO (1)	1,438,348
Class A common stock issued to settle asset purchase	21,361
Net income after corporate reorganization	16,082
Stock-based compensation	660
Stock-based compensation related to deemed contribution	27,597
Accrued distribution related to income taxes	(15,644)
Adjustment of redeemable noncontrolling interest to redemption amount (2)	154,233

Balance as of June 30, 2022	$2,024,687

(1)	Based on 101,133,201 shares of Class B Common Stock outstanding and the $18.00 per share IPO price.
(2)	Based on 101,133,201 shares of Class B Common Stock outstanding and the 10 -day VWAP of Class A Common Stock of $20.02 at June 30, 2022.
As of June 30, 2022, ProFrac Corp. owned 29.0% of ProFrac LLC with the remaining 71.0% owned directly by other PFH Unit holders. As of June 30, 2022, ProFrac Corp. had outstanding 41.2 million shares of Class A Common Stock (representing approximately 29.0% of the total voting power) and 101.1 million shares of Class B Common Stock (representing approximately 71.0% of the total voting power).

1. Organization and description of business
The consolidated financial statements presented herein are those of ProFrac Holdings, LLC and its subsidiaries, which include Best Pump & Flow LP (“Best Flow”) and Alpine Silica, LLC (“Alpine”). ProFrac Holdings, LLC on a consolidated basis, is the predecessor to ProFrac Holding Corp. and is referred to herein as “ProFrac Predecessor,” “we,” “us,” “our,” or the “Company.” Prior to December 21, 2021, Dan Wilks and Farris Wilks (or entities they control) (collectively, the “Wilks”) held a controlling interest in ProFrac LLC, Best Flow and Alpine. Historical periods for ProFrac Predecessor had been presented on a consolidated and combined basis given the common control ownership by the Wilks. On December 21, 2021, all of the then-outstanding membership interests in Best Flow and Alpine were contributed to ProFrac LLC in exchange for membership interests in ProFrac LLC. Accordingly, all prior periods have been retrospectively adjusted to present the operations of ProFrac LLC, Best Flow and Alpine on a consolidated basis. The acquisitions of Best Flow and Alpine have been accounted for in a manner consistent with the pooling of interest method of accounting, as the transaction was a combination of entities under common control. Under this method of accounting, the statements of operations, equity and cash flows have been adjusted to include all activities of the commonly controlled groups for all periods in which common control existed.
ProFrac Predecessor is a vertically integrated and innovation-driven energy services company providing hydraulic fracturing, completion services and other complementary products and services to leading upstream oil and gas companies engaged in the exploration and production (“E&P”) of North American unconventional oil and natural gas resources. The operations of the ProFrac Predecessor are primarily focused in the Appalachian, East Texas/Louisiana and Permian Basins, where it has longstanding customer relationships. The ProFrac Predecessor operates in three business segments: stimulation services, manufacturing and proppant production.